Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Prepayments and Other Current Assets
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets (in thousands):

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Prepaid rental and deposits	3,339	2,799	407
Prepayments to suppliers and other business related expenses	47,355	60,548	8,806
Receivables related to exercise of employee options	4,405	4,101	596
Costs to fulfill contracts with customers	—	157	23
Financial assets - contingent returnable consideration (Note 4)	—	18,211	2,649
Others	2,359	3,147	457
Total	57,458	88,963	12,938